Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]		Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Oct. 31, 2017				$ 20,931	$ 4,750	$ (176)	$ (7)	$ 214	$ 40,489						$ 7,791	$ (408)	$ 510	$ 113		$ 983
Statement [LineItems]
Net premium (discount) on sale of treasury shares								24
Net income attributable to non-controlling interests in subsidiaries		$ 18																		18
Purchase of shares						(1,899)	(31)
Other comprehensive income (loss)		(2,245)	[1]												(2,245)
Other comprehensive income (loss)		(1,246)	[1]													(1,246)
Impact on adoption of IFRS 9									53	[2]							19	(96)
Issuance of stock options, net of options exercised				72				(8)
Sale of shares						1,983	29
Net income attributable to shareholders									2,335
Other comprehensive income (loss)		8	[1]														4
Other comprehensive income (loss)																		27
Shares issued as a result of dividend reinvestment plan				91
Dividends											$ (1,102)	$ (52)
Allowance for credit losses		4	[1]														4
Reclassification of loss (gain) to retained earnings																		(1)
Other								(1)												(15)
Actuarial gains (losses) on employee benefit plans		20	[1]						20
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									1
Balance at end of period at Jan. 31, 2018		73,174		21,094	4,750	(92)	(9)	229	41,744				$ 4,472		5,546	(1,654)	537	43	$ 72,188	986
Balance at beginning of period at Oct. 31, 2017				20,931	4,750	(176)	(7)	214	40,489						7,791	(408)	510	113		983
Statement [LineItems]
Purchase of shares						(8,295)	(129)
Issue of shares					750
Issuance of stock options, net of options exercised				152
Sale of shares						8,327	129
Purchase of shares for cancellation				(228)
Balance at end of period at Oct. 31, 2018		80,040		21,221	5,000	(144)	(7)	193	46,145						8,826	(2,487)	245	55		993
Statement [LineItems]
Impact on adoption of IFRS 15 (Note 2)	[3]								(41)
Net premium (discount) on sale of treasury shares								(32)
Net income attributable to non-controlling interests in subsidiaries		18																		18
Purchase of shares						(2,343)	(33)
Issue of shares					350
Other comprehensive income (loss)		(10)	[1]											$ (10)
Other comprehensive income (loss)		(112)	[1]												(112)
Other comprehensive income (loss)		1,445	[1]													1,445
Issuance of stock options, net of options exercised				28				(1)
Redemption of non-controlling interests in subsidiaries																				(1,000)
Sale of shares						2,348	37
Net income attributable to shareholders									2,392
Other comprehensive income (loss)		73	[1]														73
Other comprehensive income (loss)																		(35)
Shares issued as a result of dividend reinvestment plan				99
Dividends											$ (1,227)	$ (60)
Reclassification of loss (gain) to retained earnings																		(17)
Shares issued in connection with acquisitions(Notes 8, 13)				366
Share issue expenses and others									(4)
Purchase of shares for cancellation				(53)
Other								(2)												$ (11)
Net premium on repurchase of common shares and redemption of preferred shares									(260)
Actuarial gains (losses) on employee benefit plans		(302)	[1]						(302)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									17
Balance at end of period at Jan. 31, 2019		$ 81,670		$ 21,661	$ 5,350	$ (139)	$ (3)	$ 158	$ 46,660				$ 7,983	$ (10)	$ 8,714	$ (1,042)	$ 318	$ 3	$ 81,670

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	IFRS 9, Financial Instruments (IFRS 9).
[3]	IFRS 15, Revenue from Contracts with Customers (IFRS 15).